Accounts Payable and Accrued Liabilities (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Accounts payable and accrued liabilities	$ 100,723	$ 86,920
Accrued Liabilities [Member]
Trades payable	45,000	38,006
Corporate tax payable	1,055	3,834
Accounts Payable [Member]
Trades payable	$ 54,668	$ 45,080